UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  JUNE 30, 2007
                                                -------------
Check here if Amendment [   ]; Amendment Number:  _________

This Amendment (Check only one.):     [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Joseph Stilwell
          ---------------
          26 Broadway
          -----------
          23rd Floor
          ----------
Address:  New York, NY 10004
          ------------------

Form 13F File Number:  028-12231

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Joseph Stilwell
          ---------------
Title:
Phone:    212-269-5800
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Signature, Place, and Date of Signing:

/s/ Joseph Stilwell              New York, NY        August 1, 2007
-------------------------     ------------------     --------------
   [Signature]                  [City, State]           [Date]

Report Type (Check only one):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Number 13F Information Table Entry Total:  36

Form 13F Information Table Value Total:    $120,042,000

List  of  Other  Included  Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form  13F  File  Number          Name
        -----------------------          ----
1       028-12466                        Stilwell  Value  LLC (1)
-       ---------                        ------------------------




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(1) Joseph  Stilwell  is the managing member of Stilwell Value LLC.  Stilwell
Value LLC is the general partner of Stilwell Associates, LP, Stilwell Value Partners I, LP, Stilwell Value Partners II, LP, Stilwell Value Partners III, LP, Stilwell Value Partners IV, LP, Stilwell Value Partners V, LP, and Stilwell Value Partners VI, LP (together, "the Value Funds"). Joseph Stilwell is also the general partner of Stilwell Partners LP ("SPLP" and, together with the Value Funds, the "Funds"). The securities reported in this Form 13F are held by one or more of the Funds. None of the Value Funds or SPLP individually maintains investment discretion over $100 million, but Stilwell Value LLC, by virtue of its general partnership interest in each of the Value Funds has such discretion.

        COLUMN 1                    COLUMN 2       COLUMN 3   COLUMN 4          COLUMN 5          COLUMN 6    COLUMN 7  COLUMN 8
                                                               MARKET
                                    TITLE OF        CUSIP      VALUE             TYPE OF   PUT/   INVESTMENT   OTHER     VOTING
NAME OF ISSUER                       CLASS          NUMBER    (x $1000)  AMOUNT  SECURITY  CALL   DISCRETION  MANAGERS  AUTHORITY
---------------------------------   ----------      ------   ---------   ------  --------  ----   ----------  --------  ---------
Abington Community Bancorp           COM           00350R106      382     40,000    SH              Defined               40,000
Alaska Pacific Bancshares            COM           011757101      198      8,000    SH              Defined                8,000
American Physicians Capital          COM           028884104    3,037     75,000    SH              Defined               75,000
American Physicians Capital          COM           028884104   36,678    905,650    SH              Defined      1       905,650
Atlantic Coast Federal               COM           048425102      274     17,393    SH              Defined               17,393
Bank Mutual                          COM           063750103      231     20,000    SH              Defined               20,000
Ben Franklin Bancorp                 COM           082073107      206     15,000    SH              Defined               15,000
Chicopee Bancorp                     COM           168565109      307     20,000    SH              Defined               20,000
Clifton Savings Bank                 COM           18712Q103      113     10,480    SH              Defined               10,480
CMS Bancorp                          COM           12600U102      164     15,000    SH              Defined               15,000
Delanco Bancorp                      COM           245534102       88     10,000    SH              Defined               10,000
Eastern Insurance Holdings           COM           276534104    1,589    100,000    SH              Defined              100,000
ESSA Bancorp                         COM           29667D104      387     35,000    SH              Defined               35,000
First Pactrust Bancorp               COM           33589V101      250     10,000    SH              Defined               10,000
Fox Chase Bancorp                    COM           35137P106      203     15,000    SH              Defined               15,000
GS Financial Corp                    COM           362274102      503     24,248    SH              Defined     1         24,248
Hampden Bancorp                      COM           40867E107      225     20,000    SH              Defined               20,000
Heartland Bancshares                 COM           42234A107    1,021     68,500    SH              Defined     1         68,500
Millennium Bancshares                COM           60037B106      633     73,500    SH              Defined     1         73,500
MutualFirst Financial                COM           62845B104      184     10,000    SH              Defined               10,000
Naugatuck Valley Financial           COM           639067107      162     13,975    SH              Defined               13,975
Newport Bancorp                      COM           651754103      203     15,000    SH              Defined               15,000
North Penn Bancorp                   COM           661454108      140     10,000    SH              Defined               10,000
Northeast Community Bancorp          COM           664112109      116     10,000    SH              Defined               10,000
Northwest Bancorp                    COM           667328108      996     38,091    SH              Defined               38,091
Osage Bancshares                     COM           68764U106      820    100,000    SH              Defined              100,000
Proquest Company                     COM           74346P102      477     50,000    SH              Defined     1         50,000
Prudential Bancorp                   COM           744319104      269     20,000    SH              Defined               20,000
Prudential Bancorp                   COM           744319104   14,957  1,112,016    SH              Defined     1      1,112,016
Roma Financial                       COM           77581P109    1,657    100,000    SH              Defined              100,000
Roma Financial                       COM           77581P109   30,903  1,865,000    SH              Defined     1      1,865,000
SCPIE Holdings                       COM           78402P104   21,462    858,500    SH              Defined     1        858,500
TFS Financial Corp                   COM           87240R107      577     50,000    SH              Defined               50,000
United Financial Bancorp             COM           91030R103      283     20,000    SH              Defined               20,000
Wayne Savings Bancshares             COM           94624Q101      347     25,000    SH              Defined               25,000